Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	11.63
Maximum Aggregate Offering Price	$ 11,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,606.10
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover an indeterminate number of additional shares of common stock of ClearPoint Neuro, Inc., that may become issuable under the ClearPoint Neuro, Inc. Seventh Amended and Restated 2013 Incentive Compensation Plan by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. (3) The proposed maximum offering price is based on the average of the high and low prices per share of the registrant's common stock as reported on the Nasdaq Capital Market as of a date (May 18, 2026) within five business days prior to the filing of this registration statement.